Related Party Transaction	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
15.	Related Party Transaction

The Group had the following related party transaction during the year:-

	Year ended	Year ended
	December 31,	December 31,
	2017	2016
Nature	HK$	HK$

Rental income from related company	15,224	2,190

The key management person in the related company has a controlling interest in the Company. The rental income was priced with reference to the related agreements entered into.